Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,197,000
Previously Paid Amount	0.00
Total Fee Amount	104.14
Total Offset Amount	0.00
Net Fee	104.14
Narrative - Max Aggregate Offering Price	$ 1,197,000
Final Prospectus	true